Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Total Accounts and Notes Receivable

Account balances are charged off against the allowance when we believe it is probable the receivable will not be recovered. We do not have any off-balance-sheet credit exposure related to customers.

	December 31,
	2012	2011
	(Dollars in Thousands)
Trade	$176,029	$184,817
Notes receivable	650	650
Allowance for doubtful accounts(1)	(8,117)	(1,544)

Total accounts and notes receivable, net of allowance for bad debt	$168,562	$183,923

1)	Additional information on the allowance for doubtful accounts for the years ended December 31, 2012, 2011 and 2010 is reported on Schedule II — Valuation and Qualifying Accounts.

Summary of Depreciable Lives for Different Categories of Property Plant and Equipment

Depreciable lives for different categories of property, plant and equipment are as follows:

Land drilling equipment	3 to 20 years
Barge drilling equipment	3 to 20 years
Drill pipe, rental tools and other	4 to 7 years
Buildings and improvements	15 to 30 years